Other disclosures (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Disclosures
Premium received for guarantees	R$ 300,711	R$ 282,613	R$ 307,296
Bank debt instruments held	51,196,827	80,174,807
Contract, amount	431	649
Lease payments, recognized as expenses	R$ 256,371	R$ 326,745